UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of Registered

Management Investment Companies

Investment Company Act file number:  811-6259

                          Stratus Fund, Inc.

(Exact name of registrant as specified in charter)

6811 S. 27th Street

P.O. Box 82535

                      Lincoln, NE  68501-2535

(Address of principal executive offices)

Jon C. Gross

Stratus Fund, Inc.

P.O. box 82535

                 Lincoln, Nebraska  68501-2535

(Name and address of agent for service)

Registrant’s telephone number:

(402) 323-1846

(888) 769-2362

Date of fiscal year end:

June 30

Date of reporting period:

December 31, 2013

Item 1.  Report to Stockholders

STRATUS FUND, INC.

Semi-Annual Report to Shareholders

December 31, 2013

Table of Contents

Performance

1

Expense Example

3

Financial Statements

Schedules of Investments

5

Statement of Assets and Liabilities

10

Statement of Operations

11

Statement of Changes in Net Assets

12

Financial Highlights

13

Notes to Financial Statements

17

Approval of Investment Advisory Agreement

25

Other Information

27

PERFORMANCE

Average Annual Return

End of Period (12/31/2013) Values

1 Year

30.26%

Growth Institutional Shares

$1,114,898.00

5 Years

14.04%

S&P 500

$1,490,506.50

10 Years

5.85%

Average Annual Return

End of Period (12/31/2013) Values

1 Year

30.28%

Growth Retail Shares

$20,541.96

5 Years

14.04%

S&P 500

$24,418.38

10 Years

5.90%

Results for the Retail Shares on the graph above reflect payment of a maximum sales charge of 4.5% on the $10,000 investment with dividends and capital gains reinvested.  Average annual return in the chart above assumes reinvestment of dividends and capital gains.  Past performance is not predictive of future performance and the graph and table do not reflect deductions for taxes a shareholder would pay on a fund distribution or the redemption of fund shares.

Average Annual Return

End of Period (12/31/2013) Values

1 Year

(2.33%)

Government Securities Institutional Shares

$556,182.25

5 Years

2.42%

Merrill Lynch U.S. Treasury Inter-Term Bond

$638,160.50

10 Years

3.09%

Average Annual Return

End of Period (12/31/2013) Values

1 Year

(2.31%)

Government Securities Institutional Shares

$17,369.61

5 Years

2.44%

Merrill Lynch U.S. Treasury Inter-Term Bond

$19,758.89

10 Years

3.10%

Results for the Retail Shares on the graph above reflect payment of a maximum sales charge of 3% on the $10,000 investment with dividends and capital gains reinvested.  Average annual return in the chart above assumes reinvestment of dividends and capital gains.  Past performance is not predictive of future performance and the graph and table do not reflect deductions for taxes a shareholder would pay on a fund distribution or the redemption of fund shares.

EXPENSE EXAMPLE

(Unaudited)

As a shareholder of Stratus Fund, Inc. (the Fund) you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at July 1, 2013 and held until December 31, 2013.

The “Actual” section of the table provides information about actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Six Months Ended December 31, 2013” to estimate the expenses you paid on your account during this period.

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).  Therefore, the “Hypothetical” example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (Continued)
(Unaudited)

	Beginning Account Value at July 1, 2013	Ending Account Value Using Actual Return at December 31, 2013	Expenses Paid During Six Months Ended December 31, 2013*

Actual
Growth Institutional	$1,000.00	$1,156.10	$6.58
Growth Retail	$1,000.00	$1,156.60	$6.58
Government Securities Institutional	$1,000.00	$998.30	$4.89
Government Securities Retail	$1,000.00	$998.40	$4.89

	Beginning Account Value at July 1, 2013	Ending Account Value Using 5% Return at June 30, 2013	Expenses Paid During Six Months Ended December 31, 2013*
Hypothetical (5% return before expenses)
Growth Institutional	$1,000.00	$1,019.11	$6.16
Growth Retail	$1,000.00	$1,019.11	$6.16
Government Securities Institutional	$1,000.00	$1,020.32	$4.94
Government Securities Retail	$1,000.00	$1,020.32	$4.94

* Expenses are equal to the Fund's annualized expense ratio of 1.21% (Growth Portfolio Institutional and Retail Shares) and 0.97%
(Government Securities Portfolio Institutional and Retail Shares), multiplied by the average account value over the period, multiplied by 184 days divided by 365 days (to reflect the one-half year period).

GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2013
(Unaudited)

		Percent of
Shares	Common Stock - 98.06%	Net Assets	Fair Value

	Basic Materials	3.61%
15,000	Allegheny Technologies, Inc.		$534,450
15,000	Freeport-McMoRan Copper & Gold, Inc.		566,100
10,000	Market Vectors Gold Miners ETF *		211,200
8,000	The Mosaic Company		378,160
10,000	Potash Corp. of Saskatchewan, Inc.		329,600
			2,019,510

	Consumer Discretionary	12.51%
45,000	Comcast Corp.		2,338,425
27,000	Lowe's Companies, Inc.		1,337,850
18,000	Viacom, Inc.		1,572,120
23,000	Walt Disney Co.		1,757,200
			7,005,595

	Consumer Staples	10.33%
17,000	CVS Caremark Corp.		1,216,690
18,000	General Mills, Inc.		898,380
16,000	Pepsico, Inc.		1,327,040
11,000	Procter & Gamble Co.		895,510
11,000	Wal-Mart Stores, Inc.		865,590
10,000	Whole Foods Market, Inc.		578,300
			5,781,510

	Energy	10.98%
15,000	Exxon Mobil Corp.		1,518,000
13,000	National Oilwell Varco, Inc.		1,033,890
7,000	Noble Corp.		262,290
18,000	Occidental Petroleum Corp.		1,711,800
6,000	Schlumberger Limited		540,660
14,000	Spectra Energy Corp.		498,680
50,000	Talisman Energy, Inc.		582,500
			6,147,820

	Financials	16.13%
8	Berkshire Hathaway, Inc. - A *		1,423,200
2,000	BlackRock, Inc.		632,940
18,000	Capital One Financial Corp.		1,378,980
4,500	Goldman Sachs Group, Inc.		797,670
22,000	JPMorgan Chase & Co.		1,286,560
20,000	MetLife, Inc.		1,078,400
17,000	Realty Income Corp.		634,610
32,000	Redwood Trust, Inc.		619,840
26,000	Wells Fargo & Company		1,180,400
			9,032,600

	Health Care	13.89%
19,000	Abbott Laboratories		728,270
19,000	AbbVie, Inc.		1,003,390
13,000	Covidien plc		885,300
7,000	Edwards Lifesciences Corp. *		460,320
19,000	Johnson & Johnson		1,740,210
2,250	Mallinckrodt plc *		117,585
7,000	Novartis AG		562,660
16,000	United Health Group, Inc.		1,204,800
8,000	Waters Corp. *		800,000
3,000	WellPoint, Inc.		277,170
			7,779,705
5
GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2013
(Unaudited)

		Percent of
Shares	Common Stock - 96.80%	Net Assets	Fair Value

	Industrials	10.19%
8,000	3M Co.		$1,122,000
32,000	Expeditors International of Washington, Inc.		1,416,000
65,000	General Electric Co.		1,821,950
14,500	ITT Corp.		629,590
17,000	Terex Corp. *		713,830
			5,703,370

	Technology	18.66%
3,400	Apple, Inc.		1,907,774
57,000	Cisco Systems, Inc.		1,279,650
30,000	EMC Corp. *		754,500
700	Google, Inc. *		784,497
38,000	Microsoft Corp.		1,422,340
40,000	Nuance Communications, Inc. *		608,000
30,000	Oracle Corp.		1,147,800
7,000	QUALCOMM, Inc.		519,750
32,000	Texas Instruments, Inc.		1,405,120
36,000	Western Union Co.		621,000
			10,450,431

	Telecommunications	1.76%
25,000	Vodafone Group Plc		982,750
			982,750

	Other Securities - 1.81%
1,015,579	Goldman Sachs Financial Square Government Fund	1.81%	1,015,579

	Total investments in securities (cost $36,750,880)	99.87%	$55,918,870
	Other assets, less liabilities	0.13%	73,327
	NET ASSETS	100.00%	$55,992,197

*Indicates nonincome-producing security

Industry classifications are unaudited

See accompanying notes to financial statements

GOVERNMENT SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2013
(Unaudited)

Principal		Percent of
Amount		Net Assets	Fair Value

	Government Agency Bonds	24.33%
935,000	Federal Home Loan Bank 2.125% due 3/10/23		$840,826
2,100,000	Federal Home Loan Bank 4.875% due 10/30/17		2,376,793
1,100,000	Federal Home Loan Mortgage 3.75% due 3/27/19		1,198,966
1,000,000	Federal Home Loan Mortgage 5.25% due 4/18/16		1,107,772
1,000,000	Federal National Mortgage Assn. 0.70% due 9/6/16		997,266
2,000,000	Federal National Mortgage Assn. 1.50% due 4/24/18		1,985,936
2,000,000	Federal National Mortgage Assn. 5.00% due 5/11/17		2,259,282
2,000,000	Federal National Mortgage Assn. Step due 5/15/18		1,963,652
			12,730,493

	Mortgage Backed Securities	12.49%
2,410,959	Federal Home Loan Mortgage Pool 2.00% due 6/1/28		2,322,570
411,908	Federal Home Loan Mortgage Pool 4.00% due 5/01/19		435,512
112,995	Federal Home Loan Mortgage Pool 5.00% due 2/01/18		119,666
33,005	Federal Home Loan Mortgage Pool 5.50% due 9/01/17		34,752
47,037	Federal Home Loan Mortgage Pool 5.50% due 11/01/16		49,515
16,328	Federal Home Loan Mortgage Pool 6.00% due 3/01/17		17,026
27,763	Federal National Mortgage Assn. Pool 4.50% due 5/01/15		29,516
7,659	Federal National Mortgage Assn. Pool 5.50% due 3/01/17		8,135
492,389	Federal National Mortgage Assn. Pool 5.50% due 1/01/18		526,183
24,404	Federal National Mortgage Assn. Pool 6.00% due 6/01/16		25,252
20,955	Federal National Mortgage Assn. Pool 6.00% due 12/01/16		21,799
293,847	Government National Mortgage Assn. Pool 4.50% due 5/15/18		313,703
369,175	Government National Mortgage Assn. Pool 5.00% due 11/15/33		404,187
123,862	Government National Mortgage Assn. Pool ARM due 8/20/32		128,679
145,176	Government National Mortgage Assn. Pool ARM due 8/20/34		150,406
2,000,000	Government National Mortgage Assn. CMBS 3.147% due 5/16/40		1,951,212
			6,538,113

	Treasury Notes/Bonds/Inflation Protected Securities	45.08%
1,000,000	US Treasury Note 0.75% due 12/31/17		977,812
3,000,000	US Treasury Note 1.375% due 7/31/18		2,973,048
1,000,000	US Treasury Note 1.625% due 11/15/22		902,656
2,000,000	US Treasury Note 2.00% due 2/15/22		1,897,968
2,000,000	US Treasury Note 2.125% due 8/15/21		1,937,500
3,000,000	US Treasury Note 2.375% due 2/28/15		3,075,117
2,000,000	US Treasury Note 2.75% due 2/15/19		2,095,624
2,000,000	US Treasury Note 5.125% due 5/15/16		2,216,406
2,229,780	US Treasury Inflation Protected Security 1.625% due 1/15/18		2,423,318
2,521,659	US Treasury Inflation Protected Security 1.875% due 7/15/15		2,657,788
2,187,780	US Treasury Inflation Protected Security 1.875% due 7/15/19		2,431,000
			23,588,237

	Corporate Bonds	10.30%
1,000,000	Archer Daniels 5.45% due 3/15/18		1,130,264
1,000,000	Conoco Phillips 5.625% due 10/15/16		1,118,866
500,000	Oracle Corp 1.2% due 10/15/17		492,029
500,000	Pfizer, Inc. 6.20% due 3/15/19		592,715
1,000,000	Procter & Gamble 1.8% due 11/15/15		1,023,108
1,000,000	SBC Communications 5.10% due 9/15/14		1,031,873
			5,388,855

	Student Loans	3.27%
2,000,000	Brazos 2005-2 B2 due 6/25/42		1,710,836

	Other Securities	3.95%
2,065,236	JP Morgan U.S. Government Fund		2,065,236

	Total investments in securities (cost $50,163,168)	99.42%	$52,021,770
	Other assets, less liabilities	0.58%	301,105
	TOTAL NET ASSETS	100.00%	$52,322,875

See accompanying notes to financial statements

Government Securities Portfolio Composition as a Percentage of Net Assets (Unaudited)

Other
4.53%
Student Loans
3.27%
Corporate
Bonds
10.30%
Government Agency
Bonds
24.33%
Mortgage Backed
Securities
12.49%
Treasury
Notes/Bonds/Inflation
Protected Securities
45.08%

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2013
(Unaudited)

		Government
	Growth	Securities
Assets:	Portfolio	Portfolio
Investments in securities at fair value
(cost $36,750,880 and $50,163,168)	$ 55,918,870	$ 52,021,770
Accrued interest and dividends receivable	89,502	307,627
Prepaid expense	1,472	1,472
Total assets	$ 56,009,844	$ 52,330,869

Liabilities:
Accrued expenses, including investment management
and distribution expense payable to adviser,
administrator and distributor (note 4)	17,647	7,994
Total liabilities	17,647	7,994

Net assets applicable to outstanding capital stock	$ 55,992,197	$ 52,322,875

Net assets are represented by:
Capital stock, authorized 20 million and 10 million shares respectively;
outstanding, at $.001 par (note 6)	$ 2,879	$ 5,105
Additional paid-in capital	36,130,654	50,515,576
Accumulated undistributed net investment gain (loss)	-	32,664
Accumulated net realized loss on investments	690,674	(89,072)
Unrealized appreciation	19,167,990	1,858,602
Total net assets applicable to shares outstanding	$ 55,992,197	$ 52,322,875

Shares outstanding and net asset value per share:
Institutional class net assets	$ 55,841,706	$ 52,319,728
Institutional shares of Capital Stock outstanding	2,870,646	5,104,910
Net Asset Value and offering price per share - Institutional shares	$ 19.45	$ 10.25

Retail class net assets	$ 150,491	$ 3,147
Retail shares of Capital Stock outstanding	7,846	307
Net Asset Value per share - Retail shares	$ 19.18	$ 10.25
Maximum sales charge (note 4)	0.90	0.32
Maximum offering price to public	$ 20.08	$ 10.57

See accompanying notes to financial statements

STATEMENTS OF OPERATIONS
Six Months Ended December 31, 2013
(Unaudited)

		Government
	Growth	Securities
Investment income:	Portfolio	Portfolio

Dividends	$ 592,042	$ 159
Interest	-	705,830
Total investment income	$ 592,042	$ 705,989

Expenses:
Investment advisory fees (note 4)	$ 210,423	$ 133,004
Administration fees (note 4)	70,141	66,502
Accounting and auditing	23,503	21,297
Directors' compensation	23,250	23,250
Securities pricing	3,183	4,228
Other operating expenses	7,848	9,312
Total expenses	338,348	257,593
Net investment income	$ 253,694	$ 448,396

Realized and unrealized gain (loss) on investments:
Net realized gain (loss)	$ 3,388,109	$ -
Net unrealized appreciation (depreciation)
Beginning of period	14,871,877	2,400,739
End of period	19,167,990	1,858,602
Net unrealized appreciation (depreciation)	4,296,113	(542,137)
Net realized and unrealized gain (loss) on investments	7,684,222	(542,137)

Net increase (decrease) in net assets resulting from operations	$ 7,937,916	($93,741)

See accompanying notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS
Six Months Ended December 31, 2013 and the
Year Ended June 30, 2013

			Government
	Growth Portfolio		Securities Portfolio
	Period Ended		Period Ended
	December 31, 2013	Year Ended	December 31, 2013	Year Ended
	(Unaudited)	June 30, 2013	(Unaudited)	June 30, 2013
Operations:
Net investment income	$ 253,694	$ 591,972	$ 448,396	$ 1,116,617
Net realized gain (loss) on investments	3,388,109	1,539,361	-	-
Unrealized appreciation (depreciation)	4,296,113	6,898,485	(542,137)	(1,798,952)
Net increase (decrease) in net assets resulting from operations	7,937,916	9,029,818	(93,741)	(682,335)

Distributions to shareholders from:
Net investment income
Institutional Class	523,984	609,096	421,869	1,157,078
Retail Class	1,428	2,342	25	69
	525,412	611,438	421,894	1,157,147
Net realized gains
Institutional Class	1,934,971	-	-	-
Retail Class	5,211	-	-	-
	1,940,182	-	-	-

Total distributions	2,465,594	611,438	421,894	1,157,147

Capital share transactions (note 6):
Proceeds from sales	2,419,165	4,723,194	4,802,736	10,163,223
Payment for redemptions	(10,264,012)	(10,329,479)	(4,890,352)	(12,010,427)
Reinvestment of net investment income	347,099	415,361	261,276	757,646
Reinvestment of net realized gains	1,266,500	-	-	-
Total decrease from capital share transactions	(6,231,248)	(5,190,924)	173,660	(1,089,558)
Total increase (decrease) in net assets	(758,926)	3,227,456	(341,975)	(2,929,040)

Net Assets:
Beginning of period	56,751,123	53,523,667	52,664,850	55,593,890
End of period	$ 55,992,197	$ 56,751,123	$ 52,322,875	$ 52,664,850

Undistributed net investment income:	$ -	$ 211,789	$ 32,664	$ 8,573

See accompanying notes to financial statements

GROWTH PORTFOLIO RETAIL CLASS
FINANCIAL HIGHLIGHTS
Six Months Ended December 31, 2013 and the
Years Ended June 30, 2013, 2012, 2011, 2010, and 2009

	Period Ended
	December 31, 2013
	(Unaudited)		2013	2012	2011	2010	2009
Net asset value:
Beginning of period	$ 17.61		$ 15.11	$ 15.27	$ 12.30	$ 11.19	$15.20
Income from investment operations
Net investment income	0.10		0.19	0.17	0.11	0.08	0.11
Net realized and unrealized gain (loss) on investments	2.61		2.49	(0.20)	2.94	1.12	(3.90)
Total income (loss) from investment operations	2.71		2.68	(0.03)	3.05	1.20	(3.79)

Less distributions
Dividends from net investment income	(0.18)		(0.18)	(0.13)	(0.08)	(0.09)	(0.14)
Distribution from net realized gains	(0.69)		0.00	0.00	0.00	0.00	(0.08)
Total distributions	(0.87)		(0.18)	(0.13)	(0.08)	(0.09)	(0.22)

End of period	$ 19.45		$ 17.61	$ 15.11	$ 15.27	$ 12.30	$11.19

Total return:	15.61%		17.94%	(0.13%)	24.84%	10.62%	(24.87%)

Ratios/Supplemental data:
Net assets, end of period	$ 55,841,706		$ 56,563,941	$ 53,332,085	$ 60,640,002	$ 49,527,391	$47,022,529
Ratio of expenses to average net assets	1.21%	(a)	1.20%	1.18%	1.18%	1.18%	1.16%
Ratio of net investment income to average net assets	0.90%	(a)	1.07%	1.03%	0.73%	0.59%	0.97%
Portfolio turnover rate	4.74%		16.21%	20.22%	29.56%	36.68%	23.09%

Per share amounts calculated on average shares outstanding

(a)	Annualized for those periods less than twelve months in duration

See accompanying notes to financial statements

GROWTH PORTFOLIO RETAIL CLASS
FINANCIAL HIGHLIGHTS
Six Months Ended December 31, 2013 and the
Years Ended June 30, 2013, 2012, 2011, 2010, and 2009

	Period Ended
	December 31, 2013
	(Unaudited)		2013	2012	2011	2010	2009
Net asset value:
Beginning of period (a)	$17.37		$14.91	$15.07	$12.14	$11.05	$15.01
Income from investment operations
Net investment income	0.10		0.19	0.17	0.11	0.08	0.11
Net realized and unrealized gain (loss) on investments	2.58		2.45	(0.20)	2.90	1.10	(3.85)
Total income (loss) from investment operations	2.68		2.64	(0.03)	3.01	1.18	(3.74)

Less distributions
Dividends from net investment income	(0.18)		(0.18)	(0.13)	(0.08)	(0.09)	(0.14)
Distribution from net realized gains	(0.69)		0.00	0.00	0.00	0.00	(0.08)
Total distributions	(0.87)		(0.18)	(0.13)	(0.08)	(0.09)	(0.22)

End of period (a)	$19.18		$17.37	$14.91	$15.07	$12.14	$11.05

Total return: (a)	15.66%		17.91%	(0.13%)	24.84%	10.57%	(24.85%)

Ratios/Supplemental data:
Net assets, end of period	$150,491		$187,182	$191,582	$197,390	$178,301	$224,791
Ratio of expenses to average net assets	1.21%	(b)	1.20%	1.18%	1.18%	1.18%	1.16%
Ratio of net investment income to average net assets	0.90%	(b)	1.07%	1.03%	0.73%	0.59%	0.97%
Portfolio turnover rate	4.74%		16.21%	20.22%	29.56%	36.68%	23.09%

Per share amounts calculated on average shares outstanding

(a) Excludes maximum sales load of 4.5%
(b)	Annualized for those periods less than twelve months in duration

See accompanying notes to financial statements

GOVERNMENT SECURITIES PORTFOLIO INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS
Six Months Ended December 31, 2013 and the
Years Ended June 30, 2013, 2012, 2011, 2010, and 2009

	Period Ended
	December 31, 2013
	(Unaudited)		2013	2012	2011	2010	2009
Net asset value:
Beginning of period	$10.35		$10.71	$10.57	$10.58	$10.28	$10.02
Income from investment operations
Net investment income	0.09		0.22	0.26	0.29	0.30	0.29
Net realized and unrealized gain (loss) on investments	(0.11)		(0.35)	0.13	(0.01)	0.29	0.28
Total income from investment operations	(0.02)		(0.13)	0.39	0.28	0.59	0.57

Less distributions
Dividends from net investment income	(0.08)		(0.23)	(0.25)	(0.29)	(0.29)	(0.31)
Total distributions	(0.08)		(0.23)	(0.25)	(0.29)	(0.29)	(0.31)

End of period	$10.25		$10.35	$10.71	$10.57	$10.58	$10.28

Total return:	(0.17%)		(1.28%)	3.68%	2.67%	5.88%	5.76%

Ratios/Supplemental data:
Net assets, end of period	$52,319,728		$52,661,697	$55,590,696	$56,405,643	$56,900,642	$53,364,244
Ratio of expenses to average net assets	0.97%	(a)	0.95%	0.92%	0.94%	0.92%	0.87%
Ratio of net investment income to average net assets	1.69%	(a)	2.05%	2.37%	2.76%	2.88%	2.96%
Portfolio turnover rate	7.07%		17.52%	20.19%	6.96%	18.44%	17.54%

Per share amounts calculated on average shares outstanding

(a)	Annualized for those periods less than twelve months in duration

See accompanying notes to financial statements

GOVERNMENT SECURITIES PORTFOLIO RETAIL CLASS
FINANCIAL HIGHLIGHTS
Six Months Ended December 31, 2013 and the
Years Ended June 30, 2013, 2012, 2011, 2010, and 2009

	Period Ended
	December 31, 2013
	(Unaudited)		2013	2012	2011	2010	2009
Net asset value:
Beginning of period (a)	$ 10.35		$ 10.71	$ 10.57	$ 10.58	$10.28	$10.02
Income from investment operations
Net investment income	0.09		0.22	0.26	0.29	0.30	0.29
Net realized and unrealized gain (loss) on investments	(0.11)		(0.35)	0.13	(0.01)	0.30	0.28
Total income from investment operations	(0.02)		(0.13)	0.39	0.28	0.60	0.57

Less distributions
Dividends from net investment income	(0.08)		(0.23)	(0.25)	(0.29)	(0.30)	(0.31)
Total distributions	(0.08)		(0.23)	(0.25)	(0.29)	(0.30)	(0.31)

End of period (a)	$ 10.25		$ 10.35	$ 10.71	$ 10.57	$10.58	$10.28

Total return: (a)	(0.16%)		(1.27%)	3.70%	2.65%	5.98%	5.76%

Ratios/Supplemental data:
Net assets, end of period	$ 3,147		$ 3,153	$ 3,194	$ 3,079	$3,303	$12,602
Ratio of expenses to average net assets	0.97%	(b)	0.95%	0.92%	0.94%	0.92%	0.87%
Ratio of net investment income to average net assets	1.69%	(b)	2.05%	2.37%	2.76%	2.88%	2.96%
Portfolio turnover rate	7.07%		17.52%	20.19%	6.96%	18.44%	17.54%

Per share amounts calculated on average shares outstanding

(a) Excludes maximum sales load of 3.0%
(b)	Annualized for those periods less than twelve months in duration

See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2013

1.

Organization

Stratus Fund, Inc. (the Fund) is a Minnesota corporation registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.  The Fund issues its shares in series, each series representing a distinct portfolio with its own investment objectives and policies.  At December 31, 2013, the following series were authorized and had shares outstanding:

Growth Portfolio

Government Securities Portfolio

Both the Growth Portfolio and the Government Securities  Portfolio (each a Portfolio and collectively the Portfolios) have two classes of shares authorized and outstanding: retail and institutional.

2.

Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its Portfolios’ financial statements.

Use of Estimates

In preparing its Portfolios’ financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and changes in net assets for the period.  Actual results could differ from those estimates.

Valuation of Investments

Investment securities are carried at fair value determined using the following valuation methods:

•

Securities traded on a national or regional stock exchange or included in the NASDAQ National Market System are valued at the last quoted sales price as reported by an independent pricing service.  Investments in mutual funds are valued at the quoted net asset value for the fund.  Debt securities held by the Portfolios are valued using market quotations when available.

•

In the event that the price of a security is not available from the pricing services, one or more brokerage firms are contacted to obtain the most recent price available for the security.

•

Securities including bonds, restricted securities, or other assets for which reliable recent market quotations are not readily available are valued at fair market value as determined in good faith under the direction of the Board of Directors.  Determination of fair value involves, among other things, reference to market indices, matrices and data from independent brokers and pricing services.

All securities are valued at the close of each business day.

The Growth Portfolio is authorized to purchase exchange-traded put and call options. At December 31, 2013, the Growth Portfolio had no such exchange traded options nor were any purchased during the period then ended.

Each Portfolio may sell a security it does not own in anticipation of a decline in the market value of that security (short-sale).  When a Portfolio makes a short-sale, it must borrow the security sold short and deliver it to the buyer.  The proceeds from the short-sale will be retained by the broker-dealer through which it made the short-sale as collateral for its obligation to deliver the security upon conclusion of the sale.  The Portfolio may have to pay a fee to borrow the security and may be obligated to remit any interest received on such borrowed securities.  A gain or loss is recognized upon the termination of the short sale, if the market price at termination is less than or greater than the proceeds originally received.  The Portfolios did not enter into any short sale transactions for the period ended December 31, 2013.

Security Transactions and Investment Income

Security transactions are accounted for on the date securities are purchased or sold (trade date).  Dividend income is recognized on the ex-dividend date and interest income is accrued daily.  Amortization of premium and accretion of discount is accrued daily using the constant yield method and is included in interest income.  Realized investment gains and losses are determined by specifically identifying the issue sold.

Expenses

With the exception of class-specific expenses, each Portfolio allocates expenses as well as revenue and gains and losses to its classes based on relative net assets to total Portfolio net assets.  Class-specific expenses are borne solely by that class.

Federal Income Taxes

It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code, as amended (the Code) applicable to regulated investment companies and to distribute substantially all of the taxable income generated by the Portfolios to their shareholders within the time period allowed by the Federal law.  Consequently, no liability for Federal income taxes is required. The Code’s requirements regarding distributions may differ from amounts determined under accounting principles generally accepted in the United States of America.  These book/tax differences are either temporary or permanent in nature.  To the extent these differences are permanent, they are charged or credited to paid-in-capital, accumulated undistributed net investment income or accumulated net realized gain/loss, as appropriate in the period that the differences arise. Each Portfolio is treated as a separate entity for tax purposes, and on a calendar basis, will distribute substantially all of its net investment income and realized gains, if any, to avoid payment of any Federal excise tax.  There will be no net realized gain distributions until the net realized capital loss carry forwards have been offset or expired.

The Portfolios have no material uncertain tax benefits as of December 31, 2013.  All tax years prior to the fiscal year ended June 30, 2010 are closed to examination.  It is the policy of the Portfolios to recognize accrued interest and penalties related to uncertain tax benefits in income taxes.

Distribution to Shareholders

Dividends to shareholders are recorded on the ex-dividend date.  The Government Securities Portfolio may declare dividends monthly and the Growth Portfolio may declare dividends annually.  The dividends declared become payable immediately.  Net realized gains, if any, are distributed annually.

Fair Value Measurements

The Fair Value Measurements and Disclosures topic of the Financial Accounting Standards Board (FASB) Accounting Standards Codification defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  The various inputs that may be used to determine the fair value are summarized in three levels:

Level 1 -

Quoted prices in active markets for identical securities

Level 2 -  Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

Level 3 -

In general, investments classified within Level 3 use many of the same valuation techniques and inputs as Level 1 and 2 securities.  However, if key inputs are unobservable, or if the investments are illiquid and there is very limited trading activity, the investments are generally classified as Level 3

In measuring fair value, the Fund primarily uses valuations based on market data.  The inputs used for each asset class is as follows:

Level 1

•

Common Stock – Comprised of actively traded, exchange listed equity securities.  Valuation is determined by quoted prices in active markets.

•

Other Securities – Comprised of money market funds that have daily quoted net asset values.

Level 2

•

Government Agency–Valuation is determined by using a collaboration of the following inputs: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.

•

Mortgage Backed Securities–Valuation is determined by using a collaboration of the following inputs: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.

•

Treasury Notes/Bonds/Inflation Protected Securities–Valuation is determined by using a collaboration of the following inputs: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.

•

Corporate Bonds–Valuation is determined by using a collaboration of the following inputs: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.

Level 3

•

Student Loan Asset Backed Securities –Valuation is determined using a collaboration of the following inputs: 1) Discounted Cash Flow Model Valuation – where the expected cash flows are discounted to the present using a yield that incorporates compensation for a lack of liquidity. 2) Market Comparables Method – where the securities are valued based on closed transactions and secondary market indications that reflect the discounts that buyers demand when purchasing similar securities.  Additional adjustments are made to incorporate trading activity in securities from the same issuance trust.  The Fund does not develop the unobservable inputs used in measuring fair value of its Level 3 securities; therefore quantitative information about the significant unabservable inputs used in the valuation are not disclosed.

The Fund made no transfers between Levels 1 and 2 during the period ended December 31, 2013.  The following is a summary of the levels within each of the Portfolio’s investments as of December 31, 2013:

Growth Portfolio:

Level 1

Level 2

 Level 3

Common Stock	$54,903,291	(1)	$ -	$ -
Money Markets	1,015,579		-	-
Totals	$55,918,870		$ -	$ -

(1) All common stocks in the portfolio are Level 1 and further detail by industry is disclosed in the schedule of investments.

Government Securities Portfolio:

Level 1

Level 2

 Level 3

Government Agency Bonds	$ -	$12,730,493	$ -
Mortgage Backed Securities	-	6,538,113	-
Treasury Notes/Bonds/
Inflation Protected Securities	-	23,588,237	-
Corporate Bonds	-	5,388,855	-
Student Loans	-	-	1,710,836
Money Markets	$2,065,236	-	-
Totals	$2,065,236	$48,245,698	$1,710,836

Changes in assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended December 31, 2013 were as follows (in thousands):

	Balance		Net Realized	Net Unrealized		Net Transfers	Net Transfers	Balance
	6/30/2013	Purchases	Gain(Loss)	Appreciation (Loss)	Sales	into Level 3	out of Level 3	12/31/2013
Student Loans	$1,656	$-	$-	$55	$-	$-	$-	$1,711

3.

Federal Income Tax Information

Distributions paid during the years ended June 30, 2013 and 2012, totaled $611,438 and $493,924 for the Growth Portfolio, respectively, $1,157,147 and $1,287,250 for the Government Securities Portfolio, respectively, and were all characterized as ordinary income for tax purposes.  No realized gains were distributed for either the Growth Portfolio or the Government Securities Portfolio for the years ended June 30, 2013 and 2012.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.  These differences reflect the dissimilar character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2013, the components of the tax basis cost of investments and net unrealized appreciation for the Growth Portfolio and Government Securities Portfolio were as follows:

Growth

Government Securities

Federal tax cost of investments	$41,827,481	$49,953,207

Unrealized appreciation	$15,676,029	$2,734,232
Unrealized depreciation	(804,152)	(333,493)
Net unrealized appreciation	$ 14,871,877	$2,400,739

As of June 30, 2013 the components of distributable earnings on a tax basis were as follows:

Growth

Government Securities

Net unrealized appreciation	$14,871,877	$2,400,739
Undistributed ordinary income	$ 211,789	$ 8,573
Undistributed capital gains	$ -	$ -
Accumulated capital losses	$ (757,253)	$ (91,482)

The difference between accumulated net realized capital losses and accumulated capital losses for tax purposes is attributable to the deferral of capital losses occurring subsequent to October 31, 2012.  There were no capital losses for either the Growth Portfolio nor the Government Securities Portfolio.  For tax purposes, such losses would be realized in the year ended June 30, 2014. The accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes.  The Growth Portfolio had unused capital loss carryforwards of $757,253, available for federal income tax purposes, at June 30, 2013 of which $399,056 expire in 2018 and $358,197 have no limitation. The Government Securities Portfolio had unused capital loss carryforwards of $91,482 available for federal income tax purposes, at June 30, 2013, which expire as follows: $3,160 in 2014, $44,280 in 2015, $18,376 in 2016 and $25,666 in 2017.

4.

Fees, Expenses and Related Party Transactions

  Investment Advisory Services

The Fund and its Portfolios have retained a related company, Union Investment Advisors, Inc. (the Advisor) as the investment advisor for the Fund’s assets.

Under the investment advisory agreement the Advisor receives fees for services rendered at the following rates per annum of the average daily net assets of the Portfolios:

Portfolio

Annual Fee Rate

Growth

.75%

Government Securities

.50%

Administrative Services; Transfer Agent; Custodian

The Fund has retained Adminisystems, Inc. (the Administrator) to act as transfer agent and administrator to provide all necessary record keeping and share transfer services for the Fund. The Administrator is a related party to the Fund.  The agreement provides that each Portfolio will pay an administrative fee to the Administrator equal to .25% per annum of average daily net assets.  The Fund has retained Union Bank & Trust Company, a related party, as custodian for the Fund’s assets.  The Portfolios have recorded amounts payable to the custodian reflecting overdrafts which occur in the ordinary course of business due to the timing of settlements.

Distribution Services

The Fund has selected Nelnet Capital, LLC (the Distributor), a company related through common management to the Advisor and Union Bank & Trust Company, to act as the underwriter and distributor of the fund’s shares. Retail shares for the
Growth Portfolio include a maximum sales charge of 4.5%.  Retail shares for the Government Securities Portfolio include a maximum sales charge of 3.0%.  For sales of both Portfolios of $50,000 or more, the sales charge is reduced.

Fees

Under the terms of the advisory and administrative agreements outlined above, the Portfolios collectively incurred $343,427 and $136,643, respectively, for such services during the period ended December 31, 2013. The Portfolios did not incur any fees under the custodian agreement.

At December 31, 2013, the following accrued investment advisory and administrative fees were payable to the Advisor and Administrator.

Payable to

Payable to

Advisor

Administrator

 Total

Growth Portfolio	$35,056	$11,685	$46,741
Government Securities Portfolio	22,315	11,158	33,473

Brokerage Services

In addition to the amounts paid by the Portfolios under advisory, custodian, and administration agreements, the Portfolios can use Nelnet Capital, LLC, a related party, to effect security trades on their behalf.  For the period ended December 31, 2013, the Growth Portfolio paid $5,474 in commissions to Nelnet Capital, LLC. The Investment Advisor seeks best execution when selecting brokers to effect trades on behalf of the Portfolios.  As is customary in the industry, the investment advisor evaluates the pricing and ability to execute the transactions in selecting brokers to effect trades.

Ownership of Fund Shares by Management

At December 31, 2013, directors, officers and employees of the Fund, the Advisor and Administrator and their immediate families held the following in each Portfolio under UBATCO & Co., nominee name for Union Bank & Trust Company:

   Shares

   Value

Growth Portfolio Institutional Class	27,744	$539,628
Growth Portfolio Retail Class	-	-
Government Securities Portfolio Institutional Class	8,473	86,853
Government Securities Portfolio Retail Class	-	-

At December 31, 2013, UBATCO & Co. held the following in each Portfolio:

     Shares

     Value

Growth Portfolio Institutional Class	2,865,564	$ 55,735,222
Growth Portfolio Retail Class	4,040	77,479
Government Securities Portfolio Institutional Class	5,103,119	52,306,968
Government Securities Portfolio Retail Class	-	-

5.

Securities Transactions

Purchases of securities and proceeds from sales, excluding short-term securities and US Government obligations, were as follows for each Portfolio for the period ended December 31, 2013:

Proceeds

Purchases

Proceeds

from Calls

of Securities

from Sales

& Maturities

Growth Portfolio	$ 2,551,104	$ 10,265,969	$ -
Government Securities Portfolio	994,706	-	3,534,160

6.

Capital Share Transactions

The Fund is authorized to issue a total of 1 billion shares of common stock in series with a par value of $.001 per share.

Transactions in the capital stock of each Portfolio for the period ended December 31, 2013 were as follows:

Growth	Growth
Portfolio	Portfolio
Institutional Shares	Retail Shares

Transactions in shares:

Shares sold	129,002	-
Shares redeemed	(555,577)	(3,284)
Reinvested dividends	84,891	356
Net increase (decrease)	(341,684)	(2,928)

Growth	Growth
Portfolio	Portfolio
Institutional Shares	Retail Shares

Transactions in dollars:

Dollars sold	$ 2,419,165	$ -
Dollars redeemed	(10,202,282)	(61,730)
Reinvested dividends	1,606,960	6,639
Net increase (decrease)	$ (6,176,157)	$ (55,091)

Government	Government Securities Portfolio Retail Shares
Securities Portfolio
Institutional Shares

Transactions in shares:

Shares sold	465,289	-
Shares redeemed	(473,504)	-
Reinvested dividends	25,304	2
Net increase (decrease)	17,089	2

Transactions in dollars:

Dollars sold	$ 4,802,736	$ -
Dollars redeemed	(4,890,352)	-
Reinvested dividends	261,250	26
Net increase (decrease)	$ 173,634	$ 26

24

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Directors of Stratus Fund, Inc. oversees the management of the Fund and its investment portfolios, the Government Securities Portfolio and Growth Portfolio (the "Portfolios"), and  as  required by  law,  determines annually whether to  approve the continuance of the Investment Advisory Agreement with Union Investment Advisors ("UIA").  At a meeting held on July 25, 2013, the Board of Directors (the "Board"), including a majority of the independent directors attending the meeting in person, approved the continuance of the Investment Advisory Agreement for another year.

In preparation for the meeting, the Board received and evaluated information supplied by UIA in response to a letter prepared by legal counsel which requested information relevant to approval of the Investment Advisory Agreement.  The Board considered the factors discussed below in evaluating the continuation of the Investment Advisory Agreement.

The Board reviewed the nature and extent of the services provided by UIA under the Investment Advisory Agreement.  The Board reviewed the credentials and experience of the officers of UIA providing services under the Investment Advisory Agreement and concluded that UIA is qualified to provide and is providing services in accordance with the Investment Advisory Agreement.  Based on such review, the Board concluded that the nature and quality of services provided by UIA under the Investment Advisory Agreement was appropriate.

The Board reviewed the performance of the Portfolios during the past one-, three-, five-, and ten-year time periods against the performance of funds advised by other advisers with investment strategies comparable to those of the Portfolios, and the performance of the Portfolios relative to benchmark indices.  The Board noted that the performance of the Government Securities Portfolio was slightly below that of its benchmark for the time periods presented, but significantly better than that of its peer group for all such time periods.  The Board noted that the performance of the Growth Portfolio was lagging behind its benchmark and that of its peer group, but the Board was pleased with the consistency and analytic approach used by the investment adviser in its investment management of the Growth Portfolio and, therefore, deemed the performance of the Growth Portfolio to be satisfactory.

In reviewing the advisory fee rate for the Portfolios under the Investment Advisory Agreement, the Board compared the Portfolios' effective contractual advisory fee rates and total expense ratios with those for comparable funds.  The Board noted that the advisory fee rates for both Portfolios were higher than those of funds advised by other advisers with investment strategies comparable to those of the respective Portfolios.  However, the total expense ratio for the Growth Portfolio was lower than that for comparable funds and, although the total expense ratio for the Government Securities Portfolio was slightly higher than that for comparable funds, the difference was more than offset by the extent of better performance exhibited by the Government Securities Portfolio compared to that of other funds.  Consequently, the Board considered the  Portfolios' fees to be satisfactory.  The Board also considered the fees charged by affiliates of UIA for investment advisory services provided to clients other than mutual funds, and concluded that those fees are roughly comparable to the fees paid by the Portfolios.

The Board concluded that possible economies of scale that might be realized by UIA in management of the Portfolios were not relevant to its deliberation because the Portfolios had not grown in size in recent years.

OTHER INFORMATION

The Fund provides a complete list of its portfolio holdings four times each fiscal year as of the end of each quarter.  For the second and fourth fiscal quarters, the lists appear in the Fund’s semi-annual and annual reports to shareholders.  For the first and third fiscal quarters, the Fund files the list with the Securities and Exchange Commission on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C.  You can obtain information on the operation of the public reference room, including information about duplicating fee charges, by calling 1-800-SEC-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov.  The SEC file number for the Fund is 811-6259.  The Fund makes the information on Form N-Q available to shareholders upon request made by calling (888) 769-2362.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request made by calling (888) 769-2362.  The information is also available on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2013, is available, without charge, upon request made by calling (888) 769-2362.  The information is also available on the Commission’s website at http://www.sec.gov.

Item 2.  Code of Ethics

Not applicable.

Item 3.  Audit Committee Financial Expert

Not applicable.

Item 4.  Principal Accountant Fees and Services

Not applicable.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

A schedule of investments for the Fund’s investment portfolios is included as a part of the report to shareholders filed under Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment

Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

There were no changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors during the period covered by this report.

Item 11.  Controls and Procedures

An evaluation was performed by the officers of the Fund, including the principal executive officer and principal financial officer, of the effectiveness and design of the Fund’s disclosure controls and procedures.  Based on that evaluation, which was conducted within 90 days of the filing date of this report, the Fund’s principal executive officer and principal financial officer concluded that the Fund’s disclosure controls and procedures were reasonably designed and effectively operate so as to ensure that material information relating to the Fund is made known to management of the Fund, including the principal executive officer and principal financial officer.  There have been no significant changes in the Fund’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal controls over financial reporting.

Item 12.  Exhibits

(a)

(1)

Code of Ethics for Principal Executive and Senior Financial Officers.

(2)

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act.

(3)

Not applicable.

(b)

Certifications required by Section 1350 of Chapter 63 of Title 18 of the United States Code.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stratus Fund, Inc.

By /s/ Jon C. Gross

      Jon C. Gross
     President

      (Principal Executive Officer)

Date:  February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jon C. Gross

      Jon C. Gross

      President
     (Principal Executive Officer)

Date:  February 21, 2014

By /s/ Jeffrey Jewell

      Jeffrey Jewell

      Vice-President and Chief Financial Officer
     (Principal Financial Officer)

Date:  February 21, 2014